Investment properties_Details of investment properties (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)
Disclosure of investment property [Line Items]
Net carrying value	₩ 387,464,000,000	₩ 280,239,000,000	$ 356,748	₩ 378,196,000,000	₩ 371,301,000,000
Fair value of investment properties	₩ 750,659,000,000	₩ 502,305,000,000
Description of extent to which fair value of investment property is based on valuation by independent value	The fair value of investment properties has been assessed on the basis of recent similar real estate market price and officially assessed land price in the area of the investment properties	The fair value of investment properties has been assessed on the basis of recent similar real estate market price and officially assessed land price in the area of the investment properties
Description of investment property of level of fair value hierarchy within which fair value measurement is categorised	The fair value of investment property is classified as level 3 on the fair value hierarchy	The fair value of investment property is classified as level 3 on the fair value hierarchy
Acquisition cost
Disclosure of investment property [Line Items]
Net carrying value	₩ 409,702,000,000	₩ 299,802,000,000
Accumulated depreciation
Disclosure of investment property [Line Items]
Net carrying value	(22,152,000,000)	(19,563,000,000)
Accumulated impairment losses
Disclosure of investment property [Line Items]
Net carrying value	₩ (86,000,000)	₩ 0